Risk management (Details Narrative)	Dec. 31, 2021 GBP (£)
1% Increase in GBPUSD Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Convertible loan	£ 67,388
1% Decrease in GBPUSD Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Convertible loan	68,750
5% Increase in Estimated Share Price [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	1,065,684
5% Decrease in Estimated Share Price [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	£ 1,055,358